Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets:
Total Investments, at fair value	$ 317,414,509	$ 288,820,275
Receivables:
Employer contributions, receivable	3,337,039	3,109,644
Notes receivable from participants	4,860,114	4,202,184
Total receivables	8,197,153	7,311,828
Net assets available for benefits	325,611,662	296,132,103
Mutual Funds
Assets:
Total Investments, at fair value	92,026,798	128,801,659
Common Collective Trusts
Assets:
Total Investments, at fair value	219,496,471	148,819,659
The Manitowoc Company, Inc. Common Stock
Assets:
Total Investments, at fair value	$ 5,891,240	$ 11,198,957